Income taxes (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax benefit	$ 300	$ 400	$ 1,000	$ 1,100	$ 400
Tax receivable					400
Deferred tax liability					900	$ 800
Operating loss carryforward					$ 6,900
Effective tax rate	1.40%	2.40%	2.20%	2.40%	2.42%	0.63%